Transactions with related parties (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Benefits other than equity-based compensation	$ 26.5	$ 22.4	$ 24.8
Post-employment benefits	2.5	2.0	2.2
Equity-based compensation	47.3	54.7	50.8
Total	76.3	79.1	77.8
Key management personnel of entity or parent [member]
Disclosure of transactions between related parties [line items]
Benefits other than equity-based compensation	22.5	18.4	20.8
Post-employment benefits	2.5	2.0	2.2
Equity-based compensation	42.5	49.9	46.2
Total	67.5	70.3	69.2
Non-Executive Director [member]
Disclosure of transactions between related parties [line items]
Benefits other than equity-based compensation	4.0	4.0	4.0
Equity-based compensation	4.8	4.8	4.6
Total	$ 8.8	$ 8.8	$ 8.6